OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Operating Leases
SCHEDULE OF LEASE EXPENSE

The components of lease expense were as follows for each of the periods presented:

	June 30, 2024	June 30, 2023
	(Unaudited)	(Unaudited )
Operating lease expense	$442,648	202,680
Short-term lease expense	17,988	553,107
Total operating lease costs	460,636	755,787
Other information
Operating cash flows used in operating leases	136,016	179,661
Weighted average remaining lease term (in years)	1.87	1.30
Weighted average discount rate	10%	10%

SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS

Future lease payments included in the measurement of operating lease liabilities as of June 30, 2024 is as follows:

June 30, 2024
2024	$322,326
2025	489,435
2026	210,739
2027	13,648
1,036,148
Less: discount on operating lease liabilities	(87,542)
Present value of operating lease liabilities	948,606
Less: Current portion of operating lease liabilities	(568,317)
Non-current portion of operating lease liabilities	380,289